SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) In Thousands, unless otherwise specified	0 Months Ended	8 Months Ended	12 Months Ended					12 Months Ended						0 Months Ended	12 Months Ended
	Jul. 01, 2013	Aug. 31, 2012	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY region	Jul. 01, 2013 CNY	Dec. 31, 2013 Cost of revenues CNY	Dec. 31, 2013 Product development CNY	Dec. 31, 2013 Sales and marketing CNY	Dec. 31, 2013 General and administrative CNY	Dec. 31, 2014 Minimum	Dec. 31, 2014 Maximum	Jul. 01, 2013 Licensed copyrights	Dec. 31, 2014 Licensed copyrights CNY	Dec. 31, 2013 Licensed copyrights CNY	Dec. 31, 2012 Licensed copyrights CNY
Impairment of Long-Lived Assets Other Than Goodwill
Carrying Amount							986,112
Useful life of primary asset														2 years 6 months
Discount rate (as a percent)	16.00%
Fair Value							878,786
Allocation of impairment charge				0	107,326	0		68,941	10,725	16,282	11,378				0	0	0
Revenue recognition
Advertising revenues			583,848	3,622,546	2,701,644	1,617,173
Sublicensing revenues			2,920	18,120	98,351	96,091
Revenue from mobile value-added services			35,694	221,468	196,075	46,894
Terms of time-based subscriptions												1 month	12 months
Subscription revenue			19,279	119,619	26,450	16,782
Barter transactions
Barter sublicensing revenues			31,154	193,300	40,510	114,227
Cost of barter sublicensing revenues			7,481	46,416	15,392	37,605
Commissions to third-party advertising agencies
Commissions to third-party advertising agencies			123,698	767,499	584,978	442,663
Value-added tax and business tax
Number of additional regions to which pilot value-added tax reform program has been expanded						8
Business tax, surcharges and cultural business construction fees prior to implementation of the pilot VAT reform program (as a percent)		8.60%
VAT rate on online advertising services (as a percent)			6.00%	6.00%
Surcharges on VAT rate on online advertising services (as a percent)			12.00%	12.00%
Cultural business construction fee (as a percent)			3.00%	3.00%
VAT and business tax			58,950	365,762	276,497	169,283
Advertising expenses
Advertising expense			48,081	298,323	143,691	42,748
Government subsidies
Amounts recognized as a reduction bandwidth costs included in cost of revenues				0	13,504	0
Government subsidies recorded as other income			3,647	22,631	25,489	10,119
Leases
Capital Leases				0	0	0